Lease Liabilities - Summary of Future Minimum Lease Payments Under Non-Cancellable Leases (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 122,659
Imputed interest	21,886
Short-term leases	59
Low-value leases	2
Lease liabilities	100,712	$ 93,033	$ 57,014
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	29,346
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	26,384
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	19,475
2027
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	15,348
2028
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	24,537
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 7,569